Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	$ 495
Finance Charges	(39)
Net Present Values	456
Within 1 year [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	242
Finance Charges	(20)
Net Present Values	222
1-2 years [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	175
Finance Charges	(17)
Net Present Values	158
2-5 years [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	78
Finance Charges	(2)
Net Present Values	76
Over 5 years [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease payments
Finance Charges
Net Present Values